Document And Entity Information	Dec. 19, 2022
Document Information [Line Items]
Entity, Registrant Name	AVALON HOLDINGS CORPORATION
Document, Type	8-K
Document, Period End Date	Dec. 19, 2022
Entity, Incorporation, State or Country Code	OH
Entity, File Number	1-14105
Entity, Tax Identification Number	34-1863889
Entity, Address, Address Line One	One American Way
Entity, Address, City or Town	Warren
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44484
City Area Code	330
Local Phone Number	856-8800
Title of 12(b) Security	Class A Common Stock
Trading Symbol	AWX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001061069